GOODWILL AND INTANGIBLE ASSETS, NET (Schedule of Intangible assets, net) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Impairment
Impairment		$ (43,847)
Intangible assets, Net
Balance at beginning of period	$ 11,309
Amortization	(2,401)
Impairment		$ (43,847)
OCI	67
Balance at end of period	8,975
Acquired technology [Member]
Intangible assets, Gross
Balance at beginning of period	30,837
Amortization
Impairment
OCI	58
Balance at end of period	30,895
Accumulated amortization
Balance at beginning of period	(19,959)
Amortization	(654)
Impairment
OCI	(44)
Balance at end of period	(20,657)
Impairment
Balance at beginning of period	(8,749)
Amortization
Impairment
OCI
Balance at end of period	(8,749)
Intangible assets, Net
Balance at beginning of period	2,129
Amortization	(654)
Impairment
OCI	14
Balance at end of period	1,489
Customer Relationships [Member]
Intangible assets, Gross
Balance at beginning of period	31,949
Amortization
Impairment
OCI	19
Balance at end of period	31,968
Accumulated amortization
Balance at beginning of period	(18,832)
Amortization	(502)
Impairment
OCI	(14)
Balance at end of period	(19,348)
Impairment
Balance at beginning of period	(10,426)
Amortization
Impairment
OCI
Balance at end of period	(10,426)
Intangible assets, Net
Balance at beginning of period	2,691
Amortization	(502)
Impairment
OCI	5
Balance at end of period	2,194
Tradename and other [Member]
Intangible assets, Gross
Balance at beginning of period	18,457
Amortization
Impairment
OCI	82
Balance at end of period	18,539
Accumulated amortization
Balance at beginning of period	(6,858)
Amortization	(1,245)
Impairment
OCI	(34)
Balance at end of period	(8,137)
Impairment
Balance at beginning of period	(5,110)
Amortization
Impairment
OCI
Balance at end of period	(5,110)
Intangible assets, Net
Balance at beginning of period	6,489
Amortization	(1,245)
Impairment
OCI	48
Balance at end of period	$ 5,292